Loan Delinquency and Non-Accrual Loans (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 26,793,047.4	$ 321,490.8	₨ 17,418,092.4
Current loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable period past due	30 days	30 days	30 days
Agricultural Loan | Not Impaired or Less Than 366 days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 35,400.0		₨ 31,800.0